Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	¥ 397,969	$ 57,882	¥ 599,280
Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	¥ 283,687		¥ 449,411